Contingent liabilities and financial commitments - General Litigation Overview - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 GBP (£) SAR (ر.س) AOA (Kz) ARS ($) NGN (₦) MZN (MT) KRW (₩) EGP (ج.م.) HRK (kn) EUR (€) JPY (¥) USD ($) QAR (ر.ق) CAD ($) BRL (R$) Case	Dec. 31, 2022 USD ($) SAR (ر.س) AOA (Kz) ARS ($) NGN (₦) MZN (MT) KRW (₩) EGP (ج.م.) HRK (kn) EUR (€) JPY (¥) QAR (ر.ق) CAD ($) BRL (R$) Case	Dec. 31, 2022 ARS ($) SAR (ر.س) AOA (Kz) NGN (₦) MZN (MT) KRW (₩) EGP (ج.م.) HRK (kn) EUR (€) JPY (¥) USD ($) QAR (ر.ق) CAD ($) BRL (R$) Case	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure Of Commitments And Contingencies [Line Items]
Provisions under state settlement agreements	£ 4,300,000,000	$ 5,200,000,000
Initial number of cases | Case	4,000	4,000	4,000
Number of cases after reduction | Case	400	400	400
Settlement expenses | £	£ 2,387,000,000			£ 2,486,000,000	£ 2,783,000,000
Case 2
Disclosure Of Commitments And Contingencies [Line Items]
Post-judgment interest	£ 435,000		$ 92,638,000
U.S. dollar
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1	1.2029	1.2029	1.2029
Canada, Dollars
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1	1.6299	1.6299	1.6299
Euro
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | €	1.1271	1.1271	1.1271
Brazil, Brazil Real
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | R$	6.3510	6.3510	6.3510
Angola, Kwanza
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | Kz	613.3401	613.3401	613.3401
Nigeria, Nairas
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | ₦	703.8799	703.8799	703.8799
Korea (South), Won
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | ₩	1,521.07	1,521.07	1,521.07
Croatia, Kuna
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | kn	8.4921	8.4921	8.4921
Japan, Yen
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | ¥	158.7166	158.7166	158.7166
Qatar, Rials
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | ر.ق	4.3807	4.3807	4.3807
Saudi Arabia, Riyals
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | ر.س	4.5205	4.5205	4.5205
Argentina, Pesos
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1	213.0510	213.0510	213.0510
Mozambique, Meticais
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | MT	77.0999	77.0999	77.0999
Egypt, Pounds
Disclosure Of Commitments And Contingencies [Line Items]
Closing foreign exchange rate of GBP 1 | ج.م.	29.7778	29.7778	29.7778